Investment Securities - Schedule of Unrealized Gains and Losses on Available-for-sale Securities (Detail) - Financial assets available-for-sale [member] $ in Millions	Oct. 31, 2017 CAD ($)
Disclosure of financial assets [line items]
Cost	$ 50,545
Gross unrealized gains	381
Gross unrealized losses	422
Fair value	50,504
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	12,069
Gross unrealized gains	119
Gross unrealized losses	95
Fair value	12,093
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	4,839
Gross unrealized gains	13
Gross unrealized losses	29
Fair value	4,823
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	6,761
Gross unrealized gains	1
Gross unrealized losses	90
Fair value	6,672
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	19,788
Gross unrealized gains	49
Gross unrealized losses	34
Fair value	19,803
Other debt [member]
Disclosure of financial assets [line items]
Cost	5,792
Gross unrealized gains	34
Gross unrealized losses	24
Fair value	5,802
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	397
Gross unrealized gains	1
Gross unrealized losses	87
Fair value	311
Common shares [member]
Disclosure of financial assets [line items]
Cost	899
Gross unrealized gains	164
Gross unrealized losses	63
Fair value	$ 1,000